Offerings - Offering: 1	Aug. 21, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Other Rule	true
Security Type	Debt
Security Class Title	DebtSecurities	[1]
Offering Note
(1)
The registrant, Analog Devices, Inc., is registering pursuant to this registration statement an indeterminate amount of its debt securities to be offered from time to time at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay as you go” basis.

[1]	The registrant, Analog Devices, Inc., is registering pursuant to this registration statement an indeterminate amount of its debt securities to be offered from time to time at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay as you go” basis.